Statements of Cash Flow Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Information
Schedule of supplemental cash flow statement disclosure

	For the Nine Months
	Ended September 30,
	2014	2013
	(In thousands)
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	$652,150	$662,264
Cash received for interest	26,242	26,771
Cash paid for income taxes	4,355	751
Cash paid for income taxes to DISH Network	322,632	274,894
Satellites and other assets financed under capital lease obligations	3,462	904
Satellite and Tracking Stock Transaction with EchoStar:
Transfer of property and equipment, net	432,080	—
Investment in EchoStar and HSSC preferred tracking stock - cost method	316,204	—
Transfer of liabilities and other	44,540	—
Capital distribution to EchoStar, net of deferred taxes of $31,274	51,466	—
DISH Digital Exchange Transaction with EchoStar:
Transfer of property and equipment, net	8,978	—
Transfer of investments and intangibles, net	25,097	—
Capital distribution to EchoStar, net of deferred taxes of $3,542	5,845	—
Deemed distribution to EchoStar- initial fair value of redeemable noncontrolling interest, net of deferred taxes of $8,491	14,009	—

	For the Years Ended December 31,
	2013	2012	2011
	(In thousands)
Cash paid for interest	$875,006	$537,512	$545,406
Cash received for interest	36,242	22,431	11,468
Cash paid for income taxes	1,351	20,624	14,661
Cash paid for income taxes to DISH Network	433,120	272,599	384,462
Satellites and other assets financed under capital lease obligations	1,070	5,857	10,548
Receipt of marketable investment securities with no cash consideration	—	13,237	—
Net satellite broadband assets distributed to DISH Network	—	8,628	—